PAYROLL AND OTHER ACCRUED LIABILITIES	12 Months Ended
Jul. 31, 2012
Payroll and Other Accrued Liabilities [Abstract]
Payroll and Other Accrued Liabilities Disclosure [Text Block]

8. PAYROLL AND OTHER ACCRUED LIABILITIES:

     Payroll and other accrued liabilities for the fiscal years ended July 31, 2012 and 2011 consist of the following:

	2012	2011
Payroll	$148,854	$133,020
Interest	40,812	59,349
Professional fees	141,120	147,741
Rents received in advance	409,287	223,360
Utilities	9,250	10,800
Brokers commissions	135,195	313,140
Construction costs	—	160,905
Other	627,883	548,480
Total	1,512,401	1,596,795
Less current portion	1,483,944	1,511,225
Long term portion	$28,457	$85,570